Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
The following table presents the changes in the gross carrying amount of goodwill and other indefinite lived intangible assets for the periods presented (in thousands):

	Goodwill	Tradenames
Balance, December 31, 2020	$34,255	$35,997
Foreign currency adjustments	—	—
Balance, December 31, 2021	34,255	35,997
Foreign currency adjustments	501	—
Additions	7,292	—
Balance, December 31, 2022	42,048	35,997
Foreign currency adjustments	885	0
Additions	3,991	0
Balance, December 31, 2023	$46,924	$35,997

Schedule of Finite-Lived Intangible Assets
The components of intangible assets, all of which are finite-lived, consisted of the following:

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Customer relationships	$10,514	$(10,514)	$—	0.0
Patent and developed technology	$37,323	$(30,023)	$7,300	1.9
Student base (Childcare)	$4,000	$—	$4,000	4.0
Franchise relationships	$1,700	$—	$1,700	10.0
Brands	$1,600	$—	$1,600	10.0
Tradenames	$576	$(207)	$369	2.0
Content	$450	$—	$450	5.0
Non-compete agreements	$54	$(20)	$34	2.0
	$56,217	$(40,764)	$15,453

	December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)

Customer relationships	$10,514	$(10,514)	$—	0.0
Patent and developed technology	$37,403	$(26,022)	$11,381	2.8
Tradenames	$560	$—	$560	10.0
Non-compete agreements	$59	$—	$59	2.0
	$48,536	$(36,536)	$12,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following table outlines the estimated future amortization expense related to intangible assets held as of December 31, 2023:

Year Ending December 31,
2024	$5,594
2025	$4,989
2026	$1,439
2027	$1,439
2028	$439
Thereafter	$1,553
Total	$15,453